Long - Term Loans From Others	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
LONG-TERM LOANS FROM OTHERS
NOTE 7:- LONG-TERM LOANS FROM OTHERS

a.	Composed as follows:

	December 31,
	2012	2011
Long- term liability	505	2,341
Current maturities of long-term liability	333	228
	838	2,569

b.	Aggregate maturities of long-term loans for years subsequent to December 31, 2012 are as follows:

Year	Amount
2013	333
2014	176
2015	105
2016	86
2017 and thereafter	138
838

c.	Additional information:

	(1)	In March and June, 2005, HOMI and the subsidiary in the U.S. received from Horizon Challenges Investment Company Ltd. (“Horizon”) loans in the total amount of $ 1.1 million, which Horizon undertook to provide to the Company (“the Financing”), pursuant to a Financing Agreement, dated as of March 1, 2005, as amended on May 17, 2005. The loans bear interest at the rate of 11.67% and are to be repaid in monthly installments for nine years. The loans are secured by a lien on all minibars in respect of which the loan was received, and a security interest and assignment of a portion of HOMI and its subsidiaries’ monthly revenues from those minibars, in the amount required to pay each month’s repayments on all outstanding loans, principal plus interest. Total liabilities for the years ended December 31, 2012 and 2011 amounted to approximately $ 257 and $ 415, respectively.

(2)
HOMI Industries, entered into two loan agreements with Moise Laurent Elkrief and Sonia Elkrief (“Elkrief”).

The two agreements were signed on October 25, 2009. Pursuant to these agreements, Elkrief lent HOMI Industries $ 88.5 and $ 83 (the “Loans”).

As security and collateral for repayment of the Loans, HOMI Industries encumbered in Elkrief’s favor computerized minibar systems, including 177 and 166 HOMI® computerized minibars, central units and licenses to HOMI® software, which HOMI’s Affiliates installed in January 2010 at the Strand Hotel in New York, USA, and in the Leonardo Ramat Hahayal Hotel, in Tel Aviv, Israel, respectively and operate for the hotels under outsource operation agreements which HOMI’s Affiliates signed with the hotels.

(3)	HOMI Industries, entered into two loan agreements with Sparta Technical Solutions LTD ("Sparta").

The two agreements were signed on December 24, 2012. Pursuant to these agreements, Sparta lent HOMI Industries $ 68 and $ 166 (the “Loans”).

As security and collateral for repayment of the Loans, HOMI Industries agreed to encumber in Sparta's favor computerized minibar systems, including 130 and 375 HOMI® computerized minibars, central units and licenses to HOMI® software, which HOMI’s Affiliates installed in September 2012 at the Comfort Inn Chicago Hotel in Chicago, USA, and in December 2012 at the Dan  Hotel in Eilat, Israel, respectively, and operate for the Hotels under outsource operation agreements which HOMI’s Affiliates signed with the hotels.

(4)	On May 31, 2012, HOMI Industries entered into a loan agreement with GPF S.A ("GPF), pursuant to which GPF lent HOMI Industries $ 55 (the “Loan”).

As security and collateral for repayment of the Loan, HOMI Industries agreed to encumber in GPF’s favor the computerized minibar system, including 110 HOMI® computerized minibars, a central unit and a license to HOMI® software, which HOMI’s Affiliate installed in August 2012 at the Bereshit Hotel in Mitzpe Ramon, Israel, and operates for the hotel under an outsource operation agreements which HOMI’s Affiliate signed with the hotel.

(5)	HOMI Industries entered into two loan agreements with Troy Creative Solutions LTD ("Troy"), signed on July 30, 2012 and November 12, 2012 respectively. Pursuant to these agreements, Troy lent HOMI Industries $ 100 and $ 65 (the “Loans”).

As security and collateral for repayment of the Loans, HOMI Industries agreed to encumber in Troy's favor computerized minibar systems, including 210 and 140 HOMI® computerized minibars, central units and licenses to HOMI® software, which HOMI’s Affiliate installed in November 2012 at the Dan Accadia, Hertzlia, Israel  and plans to install in 2013 at the Dan Jerusalem Hotel, Israel, respectively and operate for the Hotels under outsource operation agreements which HOMI’s Affiliate signed with the hotels.

Repayments for the loans mentioned in items 2 - 5 above are  computed on the basis of the specified minibar systems’ revenues net of operational payments, allocated amongst the parties, in accordance with the terms detailed in the loan agreements.

(6)
On October 5, 2010, HOMI Industries, entered into a loan agreement with Tomwood Limited, a BVI company ("Tomwood").  Pursuant to this agreement, HOMI Industries received $ 2,000.

This amount was presented as of December 31, 2011 in long-term liabilities as a loan from others.

On June 29, 2012, the loan was converted and Tomwood received an allocation of 110,497,238 Company shares at the price of $ 0.0181 dollar per share. See also Note 10b.